Annual Total Returns[BarChart] - SA WellsCap Aggressive Growth Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.02%)	16.29%	42.91%	0.56%	(1.23%)	7.43%	29.53%	(6.77%)	39.25%	62.95%